Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK SERIES FUND, INC.
BlackRock Global Allocation Portfolio
(the “Fund”)
Supplement dated March 19, 2025 to the Prospectus of the Fund, dated May 1, 2024, as supplemented to date
Effective immediately, BlackRock Advisors, LLC, the Fund’s investment adviser (“BlackRock”), has agreed to waive the Fund’s management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in any exchange-traded product sponsored by BlackRock or its affiliates.
Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus:
The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Global Allocation Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and example below do not include separate account fees and expenses, and expenses would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)
The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.38%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses[2]	0.63%
Acquired Fund Fees and Expenses[3]	0.02%
Total Annual Fund Operating Expenses[3]	1.03%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.44)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.59%
[1]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page A‑4, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee of the Fund with respect to any portion of the Fund’s assets estimated to be attributable to investments in (i) other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Other Expenses of BlackRock Cayman Global Allocation Portfolio I, Ltd. were less than 0.01% for the Fund’s most recent fiscal year.
[3]
The Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual financial statements and additional information, which does not include Acquired Fund Fees and Expenses.

[4]
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.57% of average daily net assets through June 30, 2026. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees as a percentage of average daily net assets to 0.04% of average daily net assets through June 30, 2026. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Allocation Portfolio	$60	$284	$526	$1,220
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 211% of the average value of its portfolio.

BlackRock Global Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK SERIES FUND, INC.
BlackRock Global Allocation Portfolio
(the “Fund”)
Supplement dated March 19, 2025 to the Prospectus of the Fund, dated May 1, 2024, as supplemented to date
Effective immediately, BlackRock Advisors, LLC, the Fund’s investment adviser (“BlackRock”), has agreed to waive the Fund’s management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in any exchange-traded product sponsored by BlackRock or its affiliates.
Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus:
The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Global Allocation Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and example below do not include separate account fees and expenses, and expenses would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)
The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.38%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses[2]	0.63%
Acquired Fund Fees and Expenses[3]	0.02%
Total Annual Fund Operating Expenses[3]	1.03%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.44)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.59%
[1]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page A‑4, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee of the Fund with respect to any portion of the Fund’s assets estimated to be attributable to investments in (i) other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Other Expenses of BlackRock Cayman Global Allocation Portfolio I, Ltd. were less than 0.01% for the Fund’s most recent fiscal year.
[3]
The Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual financial statements and additional information, which does not include Acquired Fund Fees and Expenses.

[4]
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.57% of average daily net assets through June 30, 2026. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees as a percentage of average daily net assets to 0.04% of average daily net assets through June 30, 2026. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Allocation Portfolio	$60	$284	$526	$1,220
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 211% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and example below do not include separate account fees and expenses, and expenses would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)The Fund is not subject to any shareholder fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 211% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	211.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual financial statements and additional information, which does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

BlackRock Global Allocation Portfolio | BlackRock Global Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[1],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.59%	[1],[4]
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	526
10 Years	rr_ExpenseExampleYear10	$ 1,220

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page A-4, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee of the Fund with respect to any portion of the Fund’s assets estimated to be attributable to investments in (i) other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Other Expenses of BlackRock Cayman Global Allocation Portfolio I, Ltd. were less than 0.01% for the Fund’s most recent fiscal year.
[3]	The Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual financial statements and additional information, which does not include Acquired Fund Fees and Expenses.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.57% of average daily net assets through June 30, 2026. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees as a percentage of average daily net assets to 0.04% of average daily net assets through June 30, 2026. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.